FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Carrying Amounts and Estimated Fair Values of Financial Instruments

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2016 and 2017.

(in US$ thousands)	2016		2017
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$65,711	$65,711	$63,670	$63,670
Marketable securities - current	3	3	—	—
Accounts receivable	871	871	751	751
Restricted cash	500	500	507	507
Refundable deposits	245	245	208	208
Financial liabilities
Short-term borrowings	2,480	2,480	—	—
Accounts payable	266	266	314	314
Accrued compensation	210	210	549	549
Accrued expenses	3,828	3,828	2,158	2,158

Realized and Unrealized Gains (or Losses) Included In The Consolidated Financial Statements for Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs Level Three

Realized and unrealized gains (or losses) included in the consolidated financial statements for 2015 for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are reported in the consolidated financial statements as follows:

(in US$ thousands)	Gain on sales of marketable debt securities	Impairment loss on marketable securities and investments
Total gains (losses) included in earnings for 2015	$5,845	$—
Change in unrealized gains (losses) relating to assets still held at the reporting date for 2015	$—	$—

Fair Value, Measurements, Recurring
Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2017
Assets
Cash equivalents - time deposits	$—	$6	$—	$6
Restricted cash - time deposits	—	507	—	507
	$—	$513	$—	$513

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2016
Assets
Cash equivalents - time deposits	$—	$6	$—	$6
Restricted cash - time deposits	—	500	—	500
Marketable securities - current
Equity securities	3	—	—	3
	$3	$506	$—	$509

Fair Value, Measurements, Nonrecurring
Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a nonrecurring basis that were determined to be impaired as of December 31, 2016 and 2017 are summarized as below:

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	At December 31, 2017	Total Impairment Losses
(a) Investments - Cost-method	$—	$—	$—	$—	$52
(d) Prepaid licensing and royalty fees	—	—	—	—	—
Total	$—	$—	$—	$—	$52

(in US$ thousands)	Fair Value measurement Using
Assets	Level 1	Level 2	Level 3	At December 31, 2016	Total Impairment Losses
(b) Property, plant and equipment	$—	$—	$—	$—	$471
(c) Intangible assets	—	—	—	—	57
(d) Prepaid licensing and royalty fees	—	—	820	820	1,386
Total	$—	$—	$820	$820	$1,914
(a)

Impairment losses on certain cost method investments which were determined to be impaired:
In 2017, certain cost method investment with carrying amounts of $52 thousand was considered fully impaired as it has incurred consecutive losses but unable to reduce cash burn, and thus its cash was expected to be depleted within months. Therefore it was fully written down to zero, resulting in an impairment charge of $52 thousand. The impairment charges are included in non-operating expenses within “impairment loss on marketable securities and investments” in the consolidated statements of operations.

(b)

Impairment losses on certain property, plant, and equipment which were determined to be impaired:
In 2016, we recognized an impairment loss of $471 thousand on property, plant and equipment as a result of consecutive operating losses in recent years that are expected to continue and therefore the carrying amounts of those long-lived assets would not be recoverable based on cash flow projections from current games, which are typically with shorter lives.

(c)

Impairment losses on certain intangible assets which were determined to be impaired:
In 2016, we recognized an impairment loss of $57 thousand on intangible assets as a result of consecutive operating losses in recent years that are expected to continue and therefore the carrying amounts of those intangibles assets would not be recoverable based on cash flow projections from current games, which are typically with shorter lives.

(d)

Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired:
In 2016, certain prepaid licensing and royalty fees were written down to $0, resulting in an impairment charge of $1.4 million. This impairment is included in operating expenses in the consolidated statements of operations. The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our Asian digital entertainment business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee games and related royalties are re-valued on when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.